Shareholders' equity - Additional Information (Detail) - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Common stock shares authorized	79,869,543	79,869,543
Cash dividends	$ 0